UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22210

Partners Group Private Equity, LLC

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.
1114 Avenue of the Americas, 37th Floor
New York, NY 10036

(Address of principal executive offices) (Zip code)

Robert M. Collins
1114 Avenue of the Americas, 37th Floor
New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

PARTNERS GROUP PRIVATE EQUITY, LLC
(a Delaware Limited Liability Company)

Semi-Annual Report

For the Six Months Ended September 30, 2015
(Unaudited)

(Including the Consolidated Financial Statements of
Partners Group Private Equity (Master Fund), LLC)

Partners Group Private Equity, LLC

(a Delaware Limited Liability Company)

Table of Contents
For the Six Months Ended September 30, 2015 (Unaudited)

Partners Group Private Equity, LLC

(a Delaware Limited Liability Company)

Statement of Assets, Liabilities and Members’ Equity –
September 30, 2015 (Unaudited)

Assets
Investment in Partners Group Private Equity (Master Fund), LLC, at fair value (cost $464,571,699)	$686,223,694
Receivable for interests repurchased by Partners Group Private Equity (Master Fund), LLC	10,522,492
Receivable from Adviser	69,624
Interest receivable	8

Total Assets	$696,815,818

Liabilities
Repurchase amounts payable	$10,516,485
Servicing fees payable	804,488
Accounting and administration fees payable	19,986
Professional fees payable	5,250
Custodian fees payable	400
Other expenses payable	9,498

Total Liabilities	$11,356,107

Members' Equity	$685,459,711

Members' Equity consists of:
Members' Equity Paid-in	$500,099,337
Accumulated net investment income	9,994,635
Accumulated net realized gain on investments, forward foreign currency contracts and foreign currency translation	116,694,122
Accumulated net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	80,824,993
Accumulated Adviser's Incentive Allocation	(22,153,376)

Total Members' Equity	$685,459,711

Number of Outstanding Units	37,147,555

Net Asset Value per Unit	$18.4524

The accompanying notes are an integral part of these Financial Statements.

1

Partners Group Private Equity, LLC

(a Delaware Limited Liability Company)

Statement of Operations –
For the Six Months Ended September 30, 2015 (Unaudited)

Fund Investment Income	$154

Fund Operating Expenses
Servicing fees	2,308,977
Accounting and administration fees	117,703
Professional fees	3,500
Registration fees	1,750
Custodian fees	1,200
Other expenses	40,200
Total Operating Expenses	2,473,330

Investment Income Allocated from Partners Group Private Equity (Master Fund), LLC
Investment Income	6,949,224
Expenses	(4,696,458)
Total Investment Income Allocated from Partners Group Private Equity (Master Fund), LLC	2,252,766

Net Investment Loss	(220,410)

Net Realized Gain and Change in Unrealized Depreciation on Investments, Forward Foreign Currency Contracts and Foreign Currency Allocated from Partners Group Private Equity (Master Fund), LLC
Net realized gain from investments and forward foreign currency contracts	23,836,463
Net realized gain on foreign currency translation	61,778
Net realized gain distributions from primary and secondary investments	14,684,411
Net change in accumulated unrealized depreciation on investments, forward foreign currency contracts and foreign currency translation	(4,659,998)

Net Realized Gain and Change in Unrealized Depreciation on Investments, Forward Foreign Currency Contracts and Foreign Currency Allocated from Partners Group Private Equity (Master Fund), LLC	33,922,654

Adviser's Incentive Allocation Allocated from Partners Group Private Equity (Master Fund), LLC	(3,616,570)

Net Increase in Members' Equity from Operations	$30,085,674

The accompanying notes are an integral part of these Financial Statements.

2

Partners Group Private Equity, LLC

(a Delaware Limited Liability Company)

Statements of Changes in Members’ Equity –
For the Periods Ended March 31, 2015 and September 30, 2015 (Unaudited)

Members’ Equity
Members' Equity at March 31, 2014*	$503,328,647
Capital contributions	93,820,705
Capital tenders	(54,880,948)
Early repurchase fees	7,453
Net investment income	2,086,388
Net realized gain from investments and forward foreign currency contracts	9,800,086
Net realized gain distributions from primary and secondary investments	28,071,221
Net change in accumulated unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	26,799,041
Adviser's Incentive Allocation	(7,089,868)

Members' Equity at March 31, 2015	$601,942,725
Capital contributions	74,474,359
Capital tenders	(21,047,762)
Early repurchase fees	4,715
Net investment loss	(220,410)
Net realized gain from investments and forward foreign currency contracts	23,836,463
Net realized gain on foreign currency translation	61,778
Net realized gain distributions from primary and secondary investments	14,684,411
Net change in accumulated unrealized depreciation on investments, forward foreign currency contracts and foreign currency translation	(4,659,998)
Adviser's Incentive Allocation	(3,616,570)

Members' Equity at September 30, 2015	$685,459,711

Units outstanding at March 31, 2014*	31,809,719
Units sold*	5,659,942
Units repurchased	(3,300,713)
Units outstanding at March 31, 2015*	34,168,948
Units sold	4,128,455
Units repurchased	(1,149,848)
Units outstanding at September 30, 2015	37,147,555

*	The item includes a correction of the misstatement for the year ended March 31, 2014. Refer to Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of these Financial Statements.

3

Partners Group Private Equity, LLC

(a Delaware Limited Liability Company)

Statement of Cash Flows –
For the Six Months Ended September 30, 2015 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Members' Equity from Operations	$30,085,674
Adjustments to reconcile Net Increase in Members' Equity from Operations to net cash used in operating activities:
Purchases of interests in Partners Group Private Equity (Master Fund), LLC	(53,361,679)
Net investment income allocated from Partners Group Private Equity (Master Fund), LLC	(2,252,766)
Net realized gain from investments and forward foreign currency contracts allocated from Partners Group Private Equity (Master Fund), LLC	(23,836,463)
Net realized gain on foreign currency translation allocated from Partners Group Private Equity (Master Fund), LLC	(61,778)
Net realized gain distributions from primary and secondary investments allocated from Partners Group Private Equity (Master Fund), LLC	(14,684,411)
Net change in accumulated unrealized depreciation on investments, forward foreign currency contracts and foreign currency translation allocated from Partners Group Private Equity (Master Fund), LLC	6,904,930
Adviser's Incentive Allocation allocated from Partners Group Private Equity (Master Fund), LLC	3,616,570
Increase in receivable for interests repurchased by Partners Group Private Equity (Master Fund), LLC	(7,221,551)
Decrease in receivable from Adviser	83,982
Decrease in interest receivable	19
Increase in servicing fees payable	117,491
Decrease in accounting and administration fees payable	(36,865)
Decrease in professional fees payable	(3,500)
Decrease in other expenses payable	(2,507)
Net Cash Used in Operating Activities	(60,652,854)

CASH FLOWS FROM FINANCING ACTIVITIES
Members' capital contributions	74,474,359
Members' capital tenders	(13,821,505)
Net Cash Provided by Financing Activities	60,652,854

Net change in cash and cash equivalents	—

Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at End of Period	$—

The accompanying notes are an integral part of these Financial Statements.

4

Partners Group Private Equity, LLC

(a Delaware Limited Liability Company)

Financial Highlights

	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31, 2015	Year Ended March 31, 2014		Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Unit Operating Performances (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$17.6167		$15.8231 (2)	$14.04		$12.86 (3)	$11.99 (3)	$10.49	(3)

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.0299)		0.0434	0.18	*	0.08 (3)	0.06 (3)	(0.03	)(3)
Net realized and unrealized gain on investments	0.8656		1.7502	1.60	*	1.10 (3)	0.81 (3)	1.53	(3)

Net Increase in Members' Equity from Operations	0.8357		1.7936	1.78	*	1.18 (3)	0.87 (3)	1.50	(3)

NET ASSET VALUE, END OF PERIOD	$18.4524		$17.6167	$15.82	*	$14.04	$12.86 (3)	$11.99	(3)

TOTAL RETURN (4)	4.74	%(5)	11.34%	12.68	%*	9.18%	7.26%	14.11%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	685,460		601,943	503,329	*	354,386	200,617	82,694
Net investment income (loss) to average net assets, excluding Incentive Allocation	(0.07	)%(6)	0.38%	1.43%		0.68%	0.24%	(1.03)%
Ratio of gross expenses to average net assets, excluding Incentive Allocation (7)	2.21	%(6)	2.29%	2.48%		2.46%	2.49%	3.40%
Ratio of expense recoupment (waiver) to average net assets	0.00	%(6)	0.00%	0.00%		0.00%	0.07%	(0.40)%
Ratio of net expenses to average net assets, excluding Incentive Allocation (8)	2.21	%(6)	2.29%	2.48%		2.46%	2.56%	3.00%
Ratio of Incentive Allocation to average net assets	0.56	%(5)	1.30%	1.44	%*	1.08%	0.87%	1.94%
Portfolio Turnover	14.19	%(5)	18.25%	26.84	%*	15.47%	8.39%	5.71%

*	The item includes a correction due to the misstatement for the year ended March 31, 2014. Refer to Note 7 in the Notes to the Consolidated Financial Statements.

(1)	Selected data for a unit of membership interest outstanding throughout the period.

(2)	Effective February 28, 2015, the Fund chose to display a four digit net asset value per unit.

(3)	Adjusted for 100 for 1 change in units, effective October 1, 2012.

(4)

Total return based on per unit net asset value reflects the changes in net asset value based on the effects of the performance of the Fund during the period and assumes distribution, if any, were reinvested.

(5)	Not annualized.

(6)	Annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(8)	Effective February 1, 2010, the Fund’s expense ratio is voluntarily capped at 3.00%. See note 2.e. for a more thorough Expense Limitation Agreement discussion.

The accompanying notes are an integral part of these Financial Statements.

5

Partners Group Private Equity, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2015 (Unaudited)

1. Organization

Partners Group Private Equity, LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on June 18, 2008 and commenced operations on February 1, 2010. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The objective of the Fund is to seek attractive long-term capital appreciation by investing in a diversified portfolio of private equity investments. To achieve its objective, the Fund invests substantially all of its assets in limited liability company interests (“Interests”) in Partners Group Private Equity (Master Fund), LLC (the “Master Fund”), a limited liability company organized under the laws of the State of Delaware, which is also registered under the 1940 Act. In addition to the Fund, three other closed-end, non-diversified investment companies also invest substantially all of their respective assets in Interests in the Master Fund (the Fund and each such other investment company, individually a “Feeder Fund” and collectively, the “Feeder Funds”). Collectively, the Feeder Funds own all of Interests in the Master Fund.

The Master Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. A board of managers (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. The Board also acts as the board of managers of the Master Fund (the “Master Fund Board”) and of each of the other Feeder Funds. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser. Units of limited liability company interests in the Fund (“Units”) are offered only to investors that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended, and a “qualified client” within the meaning of Rule 205-3 under the Investment Advisers Act of 1940, as amended. Holders of Units (“Members”) do not own any direct interest in the Master Fund.

The Fund’s financial statements should be read in conjunction with the Master Fund’s consolidated financial statements, which are included as Appendix I.

At September 30, 2015, the Fund owned 47.79% of the Interests in the Master Fund.

2. Significant Accounting Policies

The Fund is an investment company. Accordingly, these financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

The Fund values its investment in the Master Fund at the net asset value of the Interests in the Master Fund owned by the Fund. The net asset value of the Interests in the Master Fund is determined by the Master Fund. Investments held by the Master Fund include direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”). The Master Fund values interests in Private Equity Investments at fair value in accordance with procedures (the “Valuation Procedures”), which have been approved by the Board and the Master Fund Board. The fair values of Private Equity Investments determined on behalf of the Master Fund by the Adviser in accordance with the Valuation Procedures are estimates. In the case of a Private Equity Fund Investment, the fair value is net of management and performance incentive fees or allocations that may be payable pursuant to the constituent documents of such Private Equity Fund Investments.

c. Allocations from the Master Fund

In accordance with U.S. GAAP, the Fund, as the holder of Interests in the Master Fund, records in its financial statements its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation in the Master Fund.

6

Partners Group Private Equity, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2015 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

d. Fund Level Income and Expenses

Income, including interest income on any cash or cash equivalents held by the Fund, and expenses are recognized and recorded on an accrual basis. Expenses that are specifically attributed to the Fund are accrued and charged to the Fund. Although the Fund bears its proportionate share of the management fees paid by the Master Fund, the Fund pays no direct management fee to the Adviser.

e. Expense Limitation Agreement

Effective February 1, 2010, the Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, the Incentive Allocation (as defined below) and any acquired fund fees and expenses) do not exceed 3.00% on an annualized basis (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit. The Expense Limitation Agreement may be terminated by the Adviser or the Fund upon thirty days’ written notice to the other party. As of September 30, 2015, there were no amounts waived or assumed that are subject for recoupment by Adviser.

f. Tax Basis Reporting

Because the Master Fund invests primarily in investments that are treated as partnerships for U.S. federal income tax purposes, the tax character of the Fund’s allocated earnings depends on the tax filings of the Private Equity Investments. Accordingly, the tax bases of these allocated earnings and the related balances are not available as of the reporting date.

g. Income Taxes

For U.S. federal income tax purposes, the Fund is treated as a partnership, and each Member is treated as the owner of its allocated share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Fund. Accordingly, no U.S federal, state or local income taxes are paid by the Fund on the income or gains of the Fund since the Members are individually liable for the taxes on their allocated share of such income or gains of the Fund.

The Adviser determines whether a tax position of the Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2015, the tax years from the year 2011 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

h. Cash and Cash Equivalents

Pending investment in the Master Fund, the Fund holds cash and cash equivalents, including amounts held in interest bearing deposit accounts. At times, those amounts may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

i. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires that management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period. Actual results can differ from those estimates.

7

Partners Group Private Equity, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2015 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

j. Recently Issued Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying ASC 946 Financial Services – Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at NAV are no longer included in the fair value hierarchy. ASU 2015-7 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-7 and its impact on financial statements disclosures.

3. Fair Value Measurements

The Fund records its investment in the Master Fund at the net asset value of the Interests in the Master Fund owned by the Fund. The Master Fund’s disclosure with respect to investments held by the Master Fund under the three-tier hierarchy is discussed in the Notes to the Master Fund’s consolidated financial statements.

4. Allocation to Members’ Capital Accounts

Net profits or net losses of the Fund for each Allocation Period (as defined below) are allocated among and credited to or debited against the Members’ capital accounts in proportion to the number of Units owned by Members. Each Allocation Period begins on the day after the last day of the preceding Allocation Period and ends at the close of business on the first to occur thereafter of: (1) the last day of a calendar month, (2) the last day of a taxable year, (3) the day preceding a day on which Units are purchased, (4) a day on which Units are repurchased by the Fund pursuant to tenders of Units by Members or (5) a day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

The Fund maintains a separate capital account in its records for each Member. As of any date, the capital account balance of a Member is equal to the net asset value per Unit as of such date, multiplied by the number of Units held by such Member. Any amounts charged or debited against a Member’s capital account under the Fund’s ability to allocate special items and to accrue reserves (other than among all Members in accordance with the number of Units held by each Member) are treated as a partial repurchase of such Member’s Units for no additional consideration as of the date on which the Board determines such charge or debit is required to be made. Additionally, such Member’s Units are reduced thereby as appropriately determined by the Fund. Any amounts credited to a Member’s capital account under the Fund’s ability to allocate special items and to accrue reserves (other than among all Members in accordance with the number of Units held by each such Member) are treated as an issuance of additional Units to such Member for no additional consideration as of the date on which the Board determines such credit is required to be made. Additionally, such Member’s Units are increased thereby as appropriately determined by the Fund. As of September 30, 2015, there have been no special items or accrued receivables allocated to Members’ capital accounts.

5. Subscriptions and Repurchase of Units

Units are generally offered for purchase as of the first day of each calendar month, but may be offered more or less frequently as determined by the Board in its sole discretion.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board considers whether the Master Fund is making a contemporaneous repurchase offer for Interests in the Master Fund, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Master Fund Board that, under normal circumstances, the Master Fund conduct repurchase offers of no more than 5% of the Master Fund’s net assets quarterly on or about each January 1st, April 1st, July 1st and October 1st. It is anticipated that the Fund will generally conduct repurchase offers contemporaneously with repurchase offers conducted by the Master Fund. A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Units from a Member at any time prior to the day immediately preceding the first anniversary of the Member’s purchase of such Units.

8

Partners Group Private Equity, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2015 (Unaudited) (continued)

6. Related Party Transactions and Other

The Fund pays the Adviser or one of its affiliates, in its capacity as the servicing agent (the “Servicing Agent”), a monthly servicing fee (the “Servicing Fee”), equal to 0.70% on an annualized basis of the Fund’s net asset value as of each month-end. The Servicing Fee is paid to the Servicing Agent out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund. For purposes of determining the Servicing Fee due to the Adviser for any month, the Fund’s net asset value is calculated prior to any reduction for any fees and expenses (of the Fund and the Master Fund) for that month, including, without limitation, the Servicing Fee payable for that month.

An incentive allocation (“Incentive Allocation”) is calculated at the Master Fund and allocated to the Fund based on the Fund’s ownership of Interests in the Master Fund. The Incentive Allocation is equal to 10% of the excess, if any, of (i) the allocable share of the net profits of the Master Fund for the relevant period of each member of the Master Fund, including the Fund, over (ii) the then balance, if any, of that member’s Loss Recovery Account (as defined below). The Incentive Allocation is debited from such member’s capital account and credited to a capital account of the Adviser (or, to the extent permitted by applicable law, of an affiliate of the Adviser) in the Master Fund (the “Incentive Allocation Account”). The Incentive Allocation Account is maintained solely for the purpose of allocating the Incentive Allocation, and thus, the Incentive Allocation Account does not participate in the net profits and losses of the Master Fund.

The Master Fund maintains a memorandum account for each member of the Master Fund, including the Fund (each, a “Loss Recovery Account”). Each member’s Loss Recovery Account has an initial balance of zero and is (i) increased upon the close of each Allocation Period of the Master Fund by the amount of the relevant member’s allocable share of the net losses of the Master Fund for the Allocation Period, and (ii) decreased (but not below zero) upon the close of such Allocation Period by the amount of such member’s allocable share of the net profits of the Master Fund for the Allocation Period. The Incentive Allocation is calculated, charged to each member of the Master Fund and credited to the Incentive Allocation Account as of the end of each Allocation Period. The Allocation Period for a member whose Interest in the Master Fund is repurchased or is transferred in part is treated as ending only for the portion of the Interest so repurchased or transferred. In addition, only the net profits of the Master Fund, if any, and the balance of the Loss Recovery Account attributable to the portion of the Interest being repurchased or transferred (based on the member’s capital account amount being so repurchased or transferred) is taken into account in determining the Incentive Allocation for the Allocation Period then ending. The member’s Loss Recovery Account is not adjusted for such member’s allocable share of the net losses of the Master Fund, if any, for the Allocation Period then ending that are attributable to the portion of the Interest so repurchased or transferred. For the six month period ended September 30, 2015, an Incentive Allocation of $3,616,570 was credited to the Incentive Allocation Account from the Fund’s capital account in the Master Fund.

UMB Fund Services, Inc. (the “Administrator”) serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services. For these services the Administrator receives a fixed monthly fee, based upon average net assets, and a monthly fee based on the number of Member accounts as well as reasonable out of pocket expenses. For the six month period ended September 30, 2015, the Fund paid $117,703 in administration and accounting fees.

7. Correction of an Error

During 2015, the Adviser discovered an error at the Master Fund relating to the overstatement in the valuation of one of the Master Fund’s Secondary Investments included in the prior year financial statements. The error impacted the Fund’s investment in the Master Fund in the amount of $3,104,593, reduced servicing fees in the amount of $7,096 and also impacted the allocations of income and loss from the Master Fund. See Note 11 of the Master Fund’s financial statements for a description of the errors at the Master Fund. The Adviser evaluated the impact of the errors at the Fund and concluded that they were not material to the Fund’s 2014 financial statements taken as a whole. However, the Fund’s management elected to revise the 2014 financial statements of the Fund in order to properly present the amounts in the correct period. As the prior period financial statements are not presented herein, an adjustment to the Fund’s members’ equity at March 31, 2014 in the amount of $3,016,896 has been recorded to reflect the impact of the errors.

9

Partners Group Private Equity, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2015 (Unaudited) (continued)

7. Correction of an Error (continued)

The Fund’s Financial Highlights were impacted by the error as follows:

	Year Ended March 31, 2014 (As Presented)	Year Ended March 31, 2014 (Revised)
Net investment income (loss)	0.19	0.18
Net realized and unrealized gain on investments	1.69	1.60
Net Increase in Members’ Equity from Operations	1.88	1.78
Net Asset Value, End of Period	$15.92	$15.82
Total Return	13.39%	12.68%
Net Assets, end of period in thousands (000's)	$506,346	$503,329
Ratio of Incentive Allocation to average net assets	1.51%	1.44%
Portfolio Turnover	26.77%	26.84%

Note that the impact of the error on the Financial Highlights ratios has been disclosed in the Fund’s Financial Highlights.

8. Risk Factors

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund invests substantially all of its available capital in Private Equity Investments. These investments are generally restricted securities that are subject to substantial holding periods and are not traded in public markets. As a result, the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years. No guarantee or representation is made that the Fund’s investment objective will be met.

A further discussion of the risks associated with the Fund’s investment in the Master Fund is provided in Note 12 of the Notes to the Master Fund’s consolidated financial statements, the Fund’s Confidential Private Placement Memorandum and the Fund’s Statement of Additional Information.

9. Indemnification

In the normal course of business, the Fund enters into contracts that may provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore, cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events that require disclosure in the financial statements.

10

Partners Group Private Equity, LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-877-748-7209 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

11

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)

Semi-Annual Report

For the Six Months Ended September 30, 2015
(Unaudited)

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Table of Contents
For the Six Months Ended September 30, 2015 (Unaudited)

Consolidated Schedule of Investments	1-6
Consolidated Statement of Assets, Liabilities and Members' Equity	7
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Members' Equity	9
Consolidated Statement of Cash Flows	10
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	12-21
Other Information	22

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2015 (Unaudited)

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL MEMBERS’ EQUITY
Percentages as a percentage of total investments are as follows:

Private Equity Investments (73.91%) Direct Investments * (44.07%) Direct Equity (26.29%)	Investment Type	Geographic Region [b]	Fair Value **
Action Holding BV [a]	Common equity	Western Europe	$519,470
Apollo Overseas Co-Investors (MHE), L.P. [a]	Limited partnership interest	North America	8,023,400
Astorg Co-Invest Kerneos, FCPI [a,c]	Common equity	Western Europe	11,396,478
Aurora Products Group, LLC [a]	Member interest	North America	18,518
CapitalSpring Finance Company [a,c]	Common equity	North America	502,367
Carlyle Retail Turkey Partners, L.P. [a,c]	Limited partnership interest	South America	5,970,028
CCM Pharma Debtco Limited [a]	Common equity	Western Europe	2,199,473
CD&R Univar Co-Investor, L.P. [a,c]	Limited partnership interest	North America	2,040,445
Centauro Co-Investment Fund, L.P. [a,c]	Limited partnership interest	South America	3,444,759
CT Holdings (International) Limited [a]	Common equity	Asia - Pacific	3,886,736
DLJSAP BookCO, LLC [a,c]	Member interest	South America	661,041
EQT Marvin Co-Investment, L.P. [a,c]	Limited partnership interest	Western Europe	1,978,388
Eurodrip Co-Investment Fund I, L.P. [a,c]	Limited partnership interest	Western Europe	8,662,637
Faster S.p.A. [a,c]	Common equity	Western Europe	15,400,647
Fermo Limited [a,c]	Common equity	Asia - Pacific	7,048,721
Fermo Limited [a,c]	Preferred equity	Asia - Pacific	2,825,461
Gemini Global Holdings Investors, LLC [a,c]	Member interest	North America	3,588,193
Genoa Holding Company, Inc. [a,c]	Common equity	North America	272,184
Globetrotter Investment & Co S.C.A. [a,c]	Common equity	Western Europe	3,348,398
Globetrotter Investment & Co S.C.A. [a]	Preferred equity	Western Europe	8,537,467
GTS II Cayman Corporation [a,c]	Common equity	South America	4,126,095
Hercules Achievement Holdings, Inc./Hercules VB Holdings, Inc. [a]	Common equity	North America	13,521,912
Hogan S.ar.l [a,c]	Common equity	Western Europe	1
Hogan S.ar.l [a,c]	Preferred equity	Western Europe	999,728
Kahuna Holdco Pty Limited [a]	Common equity	Asia - Pacific	751,069
KKBS Group Holdings, LLC [a,c]	Member interest	North America	10,599
KKBS Holdings, LLC [a,c]	Member interest	North America	5,537
KKR Matterhorn Co-Invest, L.P. [a,c]	Limited partnership interest	Western Europe	8,752,911
KLFS Holdings, L.P. [a,c]	Limited partnership interest	North America	1,688,827
KOUS Holdings, Inc. [a,c]	Common equity	North America	10,950,000
Learning Care Group (US), Inc. [a,c]	Warrants	North America	12,012
LTS Group Holdings, LLC [a,c]	Member interest	North America	19,101,553
Mauritius (Luxembourg) Investments S.ar.l. [a,c]	Common equity	Western Europe	1,665,642
MPH Acquisition Holdco, L.P. [a,c]	Limited partnership interest	North America	43,058,111
NDES Holdings, LLC [a,c]	Member interest	North America	2,996,008
NTS Holding Corporation, Inc. [a,c]	Common equity	North America	3,615,583
Peer I S.A. [a,c]	Common equity	Western Europe	23,303,856
QoL Healthcare Company, LLC [a,c]	Member interest	North America	15,750,000
QoL meds Holding Company, LLC [a,c]	Member interest	North America	353,485
R&R Co-Invest FCPR [a,c]	Common equity	Western Europe	16,816,044
Sabre Industries, Inc. [a,c]	Common equity	North America	1,282,770

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2015 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Geographic Region [b]	Fair Value **
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. [a,c]	Limited partnership interest	North America	$3,389,667
S-Evergreen Holding Corp. [a,c]	Common equity	North America	264,977
Snack Parent Corporation [a,c]	Preferred equity	North America	25,868
SPH GRD Acquisition Partners, LLC [a,c]	Member interest	North America	14,222,528
Spring Topco, Ltd. [a,c]	Common equity	North America	434,278
Strategic Partners, Inc. [a]	Common equity	North America	7,107,389
Surgery Center Holdings, Inc. [a]	Warrants	North America	248,596
Svensk Utbildning Intressenter Holding AB [a,c]	Common equity	Western Europe	286,306
Swissport II Co-Invest FCPR [a,c]	Common equity	Western Europe	10,260,313
THL Equity Fund VI Investors (BKFS), L.P. [a,c]	Limited partnership interest	North America	20,799,910
Valhalla Co-Invest, L.P. [a]	Limited partnership interest	Western Europe	2,219,214
Velocity Holdings L.P. [a,c]	Limited partnership interest	North America	2,060,215
Velocity Technologies Solutions, Inc. [a,c]	Common equity	North America	10,763,074
Virtuoso Lux I SarL [a,c]	Common equity	Western Europe	20,390,833
Virtuoso Lux I SarL [a,c]	Shareholder loan	Western Europe	17,329,932
WP Mustang Co-Invest-C L.P. [a,c]	Limited partnership interest	North America	8,646,563
			$377,536,217

Direct Debt (17.78%)	Interest	Maturity	Investment Type	Geographic Region [b]	Fair Value **
Ability Network Inc. [a]	Libor (1.00% floor) + 8.25%	5/16/2022	Second Lien	North America	$11,442,500
Ability Network Inc. [a]	Libor (1.00% floor) + 5.00%	5/16/2021	Senior	North America	7,643,559
Al Alabama B.V. [a]	Libor (1.00% floor) + 8.00%	7/6/2023	Second Lien	Western Europe	6,374,927
Astro AB Merger Sub, Inc. [a]	Libor (1.00% floor) + 4.50%	5/22/2022	Second Lien	North America	7,949,950
Attendo Care AB [a]	Euribor (1.25% floor) + 7.00% + 3.25% PIK	6/28/2019	Mezzanine	Western Europe	7,561,344
Attendo Care AB [a]	Euribor (1.25% floor) + 10.25% PIK	6/28/2019	Senior	Western Europe	2,967,642
Biomnis [a]	7.00% + 7.00% PIK	9/3/2019	Senior	Western Europe	2,500,796
Biomnis [a]	6.55% PIK	9/3/2019	Senior	Western Europe	2,366,537
CapitalSpring Finance Company [a]	2.00% + 11.25% PIK	10/2/2019	Mezzanine	North America	19,081,011
CDRH Parent, Inc. [a]	Libor (1.00% floor) + 8.00%	7/1/2022	Second Lien	North America	9,950,000
CFS 811 B.V. [a]	Euribor (0.75% floor) + 7.25%	6/12/2021	Senior	Western Europe	11,940,980
Evergreen ACQC01, L.P. [a]	10.25%	7/11/2022	Mezzanine	North America	6,325,000
Global Tel*Link Corporation [a]	Libor (1.25% floor) + 7.75%	11/23/2020	Second Lien	North America	9,823,625
Global Tel*Link Corporation [a]	Libor (1.25% floor) + 3.75%	12/14/2017	Senior	North America	3,944,588
Kahuna Bidco Pty Limited [a]	BBSY + 5.00% + 3.50% PIK	12/31/2016	Mezzanine	Asia - Pacific	4,242,571
Learning Care Group (US) No. 2, Inc. [a]	Libor (1.00% floor) + 4.50%	5/5/2021	Senior	North America	6,156,702
Lightower [a]	10.00%	2/12/2022	Mezzanine	North America	6,971,692
Lightower [a]	12.00% PIK	8/12/2025	Mezzanine	North America	5,208,538
LIT Holdings, Inc. [a]	Libor (1.00% floor) + 9.25%	5/27/2022	Second Lien	North America	10,688,255
National Surgical Hospitals, Inc. [a]	Libor (1.00% floor) + 9.00%	6/1/2023	Second Lien	North America	9,450,000
NTS Holding Corporation, Inc. [a]	Libor (1.00% floor) + 6.00%	6/12/2021	Senior	North America	8,944,317
Onex Wizard Acquisition Company II S.C.A. [a]	Libor (1.00% floor) + 3.25%	3/27/2022	Senior	Western Europe	2,391,295
Onex Wizard Acquisition Company II S.C.A. [a]	Euribor (1.00% floor) + 3.25%	3/19/2022	Senior	Western Europe	8,072,524
Photonis Technologies S.A.S [a]	Libor (1.00% floor) + 7.50%	9/18/2019	Second Lien	Western Europe	8,687,743
Plano Molding Company, LLC [a]	Libor (1.00% floor) + 6.00%	5/12/2021	Second Lien	North America	8,559,628
Sabre Industries, Inc. [a]	11.00%	8/27/2022	Mezzanine	North America	2,524,011
Sabre Industries, Inc. [a]	11.00%	8/27/2022	Mezzanine	North America	4,037,500
Securitas Direct Holding AB [a]	Euribor + 3.75% + 6.75% PIK	9/2/2019	Mezzanine	Western Europe	6,386,986

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2015 (Unaudited) (continued)

Direct Debt (continued)	Interest	Maturity	Investment Type	Geographic Region [b]	Fair Value **
Ship Luxco 3 S.a.r.l. [a]	Libor (1.25% floor) + 3.50%	11/29/2019	Senior	Western Europe	$20,054,900
Springer Science+Business Media Deutschland GmbH [a]	Libor (1.00% floor) + 3.75%	8/14/2020	Senior	Western Europe	9,703,419
Springer Science+Business Media Deutschland GmbH [a]	Libor (1.00% floor) + 3.75%	8/14/2020	Senior	Western Europe	10,714,782
Sun Products Corporation (The) [a]	Libor (1.25% floor) + 4.25%	3/23/2020	Senior	North America	12,554,501
					255,221,823
Total Direct Investments (44.07%)					$632,758,040

Private Equity Investments (continued) Secondary Investments* (22.06%)	Geographic Region [b]	Fair Value **
3i Europartners Vb, L.P. [a]	Western Europe	$4,548,731
3i Growth Capital B, L.P. [a,c]	Western Europe	1,040,249
Abingworth Bioventures III, L.P. [a,c]	Western Europe	52,753
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. [a,c]	Western Europe	410,518
Abingworth Bioventures V, L.P. [a]	Western Europe	534,095
Advent International GPE VI, L.P. [a]	Western Europe	4,530,855
Apax Europe VI - A, L.P. [a]	Western Europe	470,212
Apax Europe VII - B, L.P. [a]	Western Europe	411,294
Apollo Investment Fund IV, L.P. [a,c]	North America	4,156
Apollo Investment Fund VI, L.P. [a]	North America	818,801
Apollo Investment Fund VII, L.P. [a]	North America	576,881
Apollo Overseas Partners (Delaware) VII, L.P. [a]	North America	242,062
Ares Corporate Opportunities Fund III, L.P. [a]	North America	315,877
Astorg V FCPR [a,c]	Western Europe	3,706,584
Bain Capital Fund X, L.P. [a]	North America	24,592,112
Bain Capital X Co-Investment Fund, L.P. [a]	North America	919,097
Baring Asia Private Equity Fund IV, L.P. [a]	Asia - Pacific	419,021
BC European Capital IX, L.P. [a]	Western Europe	4,145,808
Bertram Growth Capital II-A, L.P. [a,c]	North America	3,977,077
Blackstone Capital Partners V/F, L.P. [a] c	North America	2,404,665
Blackstone Capital Partners V-S, L.P. [a]	North America	333,426
Candover 2005 Fund, L.P. [a]	Western Europe	911,843
Carlyle Europe Partners II, L.P. [a]	Western Europe	285,678
Carlyle Europe Partners III, L.P. [a]	Western Europe	10,021,760
Carlyle Japan International Partners II, L.P. [a]	Asia - Pacific	5,649,808
Carlyle Partners IV, L.P. [a]	North America	779,769
Carlyle Partners V, L.P. [a]	North America	991,600
Carlyle Partners V/B, L.P. [a]	North America	4,775,232
CCP IX LP No. 2 [a]	Western Europe	2,988,736
Citigroup Venture Capital International Growth Offshore I, L.P. [a]	Asia - Pacific	47,733
Citigroup Venture Capital International Growth Offshore II, L.P. [a]	Asia - Pacific	389,002
Citigroup Venture International Growth Partnership II, L.P. [a]	Asia - Pacific	1,164,827
Clayton, Dubilier & Rice Fund VII, L.P. [a]	North America	5,292,215
Clayton, Dubilier & Rice Fund VIII, L.P. [a]	North America	12,853,021
CVC Capital Partners Asia Pacific III, L.P. [a]	Asia - Pacific	1,687,397
CVC European Equity Partners Tandem Fund (A), L.P. [a]	Western Europe	101,522
CVC European Equity Partners V, L.P. [a]	Western Europe	3,608,061
daVinci Japan Real Estate Partners IV, L.P. [a,c]	Asia - Pacific	9,179
Duke Street VI US No. 1 Limited Partnership [a]	Western Europe	328,914
Fourth Cinven Fund, L.P. [a]	Western Europe	346,523
Frazier Healthcare VI, L.P. [a]	North America	2,019,949
FS Equity Partners V, L.P. [a,c]	North America	2,979,648
Galileo III FCPR [a,c]	Western Europe	221,282

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2015 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments* (continued)	Geographic Region [b]	Fair Value **
Genstar Capital Partners IV, L.P. [a,c]	North America	$153,098
Genstar Capital Partners V, L.P. [a,c]	North America	1,372,600
Graphite Capital Parners VI, L.P. [a,c]	Western Europe	453,703
Graphite Capital Parners VII Top-Up [a,c]	Western Europe	75,440
Graphite Capital Parners VII, L.P. [a,c]	Western Europe	414,189
Green Equity Investors Side V, L.P. [a]	North America	1,718,882
Gryphon Partners 3.5, L.P. [a]	North America	3,967,161
Harvest Partners V, L.P. [a]	North America	267,131
Hellman & Friedman Capital Partners VI, L.P. [a]	North America	2,852,399
Hellman & Friedman Capital Partners VII, L.P. [a]	North America	2,094,991
H.I.G. Bayside Debt & LBO Fund II, L.P. [a]	North America	1,295,540
Highstar Capital III Prism Fund, L.P. [a]	North America	1,672,888
Index Ventures II (Jersey), L.P. [a,c]	Western Europe	106,311
Indigo Capital V, L.P. [a,c]	Western Europe	788,175
Industri Kapital 1997 Fund [a,c]	Western Europe	158,172
Industri Kapital 2000, L.P. [a,c]	Western Europe	1
Investcorp Private Equity 2007 Fund, L.P. [a]	North America	2,897,007
Investcorp Technology Partners III (Cayman), L.P. [a]	North America	2,706,502
Irving Place Capital Investors II, L.P. [a]	North America	25,085
Irving Place Capital Partners III, L.P. [a]	North America	196,150
Jerusalem Venture Partners IV, L.P. [a,c]	Asia - Pacific	272,369
KKR European Fund III, L.P. [a]	Western Europe	6,262,591
Lightyear Fund II, L.P. [a]	North America	5,202,238
Madison Dearborn Capital Partners V-A and V-B, L.P. [a]	North America	5,855,161
Madison Dearborn Capital Partners VI-C, L.P. [a]	North America	1,129,867
MidOcean Partners III, L.P. [a]	North America	2,435,415
Monomoy Capital Partners II, L.P. [a,c]	North America	643,489
Montagu III, L.P. [a]	Western Europe	120
Nexit Infocom 2000 Fund L.P. [a,c]	Western Europe	6,738
Oak Investment Partners XII, L.P. [a]	North America	1,551,377
PAI Europe V [a,c]	Western Europe	2,073,031
Palladium Equity Partners III, L.P. [a]	North America	590,062
Pamlico Capital GP I, LLC [a,c]	North America	1
Pamlico Capital GP II, LLC [a,c]	North America	95,476
Pamlico Capital II, L.P. [a,c]	North America	8,276,915
Pamlico Capital Secondary Fund, L.P. [a,c]	North America	1
Permira Europe I, L.P. 1B [a,c]	Western Europe	44,169
Permira Europe II, L.P. [a,c]	Western Europe	27,869
Permira Europe III, L.P. [a]	Western Europe	1,024,150
Permira IV Continuing, L.P. 1 [a]	Western Europe	14,674,980
Providence Equity Partners IV, L.P. [a]	North America	12,813
Providence Equity Partners V, L.P. [a]	North America	667,933
Providence Equity Partners VI, L.P. [a]	North America	15,473,480
Providence Equity Partners VII-A, L.P. [a]	North America	1,100,459
Riverside Europe Fund IV, L.P. [a,c]	Western Europe	2,565,637
Silver Lake Partners II, L.P. [a]	North America	780,141
Silver Lake Partners III, L.P. [a]	North America	12,580,686
Silver Lake Sumeru Fund, L.P. [a]	North America	346,618
Sun Capital Partners V, L.P. [a]	North America	24,004,823
TA Atlantic and Pacific V, L.P. [a,c]	North America	238,264
TA Atlantic & Pacific VI, L.P. [a,c]	North America	1,138,708
TA X, L.P. [a,c]	North America	353,034
TA XI, L.P. [a,c]	North America	3,435,936
TCV VI, L.P. [a,c]	North America	990,796
TCV VII (A), L.P. [a,c]	North America	10,283,556

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2015 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments* (continued)	Geographic Region [b]	Fair Value **
Terra Firma Capital Partners III, L.P. [a,c]	Western Europe	$11,901,589
Thomas H. Lee Parallel (DT) Fund VI, L.P. [a]	North America	1,888,955
Thomas H. Lee Parallel Fund VI, L.P. [a]	North America	1,689,892
TorQuest Partners Fund (U.S.) II, L.P. [a,c]	North America	1,163,730
TPG Partners V, L.P. [a]	North America	6,616,129
TPG Partners VI, L.P. [a]	North America	18,844,911
Tudor Ventures III, L.P. [a,c]	North America	4,333,895
Warburg Pincus Private Equity IX, L.P. [a]	North America	231,809
Warburg Pincus Private Equity X, L.P. [a]	North America	10,848,506
Total Secondary Investments (22.06%)		$316,781,717

Primary Investments* (7.78%)	Geographic Region [b]	Fair Value
Advent International GPE VII-B, L.P. [a,c]	North America	$9,231,739
Advent Latin American Private Equity Fund VI-H, L.P. [a,c]	South America	735,413
Altra Private Equity Fund II, L.P. [a,c]	South America	1,690,276
Apollo Investment Fund VIII, L.P. [a]	North America	2,144,231
Ares Corporate Opportunities Fund IV, L.P. [a]	North America	7,078,475
Avista Capital Partners II, L.P. [a]	North America	1,348,767
Avista Capital Partners III, L.P. [a]	North America	7,854,091
Bain Capital Europe Fund IV, L.P. [a,c]	Western Europe	534,315
Baring Asia Private Equity Fund V, L.P. [a]	Asia - Pacific	3,190,725
CapVest Equity Partners III B, L.P. [a,c]	Western Europe	620,631
Carlyle Europe Partners IV, L.P. [a,c]	Western Europe	244,480
Clayton, Dubilier & Rice Fund IX, L.P. [a]	North America	4,574,608
Crescent Mezzanine Partners VIB, L.P. [a]	North America	3,637,239
CVC Capital Partners VI (A) L.P. [a,c]	Western Europe	885,856
EQT VI (No.1) Limited Partnership [a,c]	Western Europe	4,122,732
Genstar Capital Partners VI, L.P. [a]	North America	9,367,359
Hony Capital Partners V, L.P. [a]	Asia - Pacific	7,653,886
Index Ventures Growth III (Jersey), L.P. [a,c]	Western Europe	364,624
KKR North America Fund XI, L.P. [a,c]	North America	7,059,276
Kohlberg TE Investors VII, L.P. [a]	North America	5,459,240
Nautic Partners VII-A, L.P. [a]	North America	4,252,026
New Enterprise Associates 14, L.P. [a,c]	North America	4,883,630
PAI Europe VI-1, L.P. [a,c]	Western Europe	2,010,414
Pátria - Brazilian Private Equity Fund IV, L.P. [a,c]	South America	2,644,918
PennantPark Credit Opportunities Fund, L.P. [a]	North America	12,125,789
Silver Lake Partners IV, L.P. [a]	North America	4,131,149
Sumeru Equity Partners Fund, L.P. [a,c]	North America	736,838
Welsh, Carson, Anderson & Stowe XII, L.P. [a,c]	North America	986,644
Windjammer Senior Equity Fund IV, L.P. [a]	North America	2,122,102
Total Primary Investments (7.78%)		$111,691,473

Total Private Equity Investments (Cost $903,292,182) (73.91%)		$1,061,231,230

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2015 (Unaudited) (continued)

Common Stocks (0.00%) [d] Telecommunication Services (0.00%) [d]	Shares	Geographic Region [b]	Fair Value
Zayo Group Holdings, Inc. [c]	2,491	North America	$63,172
Total Telecommunication Services (0.00%) [d]			63,172

Total Common Stocks (Cost $4,135) (0.00%) [d]			$63,172

Short-Term Investments (22.63%) U.S. Government Treasury Obligations (22.63%)	Principal	Fair Value
U.S. Treasury Bill, 0.035%, 10/15/2015 [e]	55,000,000	$54,999,222
U.S. Treasury Bill, 0.025%, 10/29/2015 [e]	30,000,000	29,999,417
U.S. Treasury Bill, 0.051%, 11/05/2015 [e]	30,000,000	29,998,542
U.S. Treasury Bill, 0.010%, 11/19/2015 [e]	55,000,000	54,996,171
U.S. Treasury Bill, 0.051%, 11/27/2015 [e]	30,000,000	29,997,601
U.S. Treasury Bill, 0.013%, 12/10/2015 [e]	30,000,000	30,001,380
U.S. Treasury Bill, 0.005%, 12/24/2015 [f]	55,000,000	55,001,100
U.S. Treasury Bill, 0.007%, 01/07/2016 [f]	40,000,000	39,997,960
Total U.S. Government Treasury Obligations (22.63%)		$324,991,393

Total Short-Term Investments (Cost $324,991,534) (22.63%)		$324,991,393

Total Investments (Cost $1,228,287,851) (96.54%)		1,386,285,795

Other Assets in Excess of Liabilities (3.46%)		49,637,976

Members' Equity (100.00%)		$1,435,923,771

*

Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**

The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Master Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Note 2.b for further detail regarding the valuation policy of the Master Fund.

[a]

Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Total cost and fair value of restricted investments as of September 30, 2015 was $903,292,182 and $1,061,231,231, respectively.

[b]

Geographic region is based on where a Direct Investment is headquartered and may be different from where such Investment invests or operates. In the case of Primary and Secondary Investments, geographic region generally refers to where the majority of the underlying assets are invested.

[c]	Non-income producing.

[d]	Rounds to less than 0.005%.

[e]	Each issue shows the rate of the discount at the time of purchase.

[f]	Each issue shows the rate of the premium at the time of purchase.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Assets, Liabilities and Members’ Equity –
September 30, 2015 (Unaudited)

Assets
Private Equity Investments, at fair value (cost $903,292,182)	$1,061,231,230
Common stocks, at fair value (cost $4,135)	63,172
Short-term investments, at fair value (cost $324,991,534)	324,991,393
Cash and cash equivalents	66,129,283
Cash denominated in foreign currencies (cost $16,418,537)	15,349,476
Interest receivable	1,357,163
Dividends receivable	671,639
Investment sales receivable	15,500
Prepaid assets	11,386

Total Assets	$1,469,820,242

Liabilities
Investment purchases payable	$2,214,723
Repurchase amounts payable for tender offers	25,246,765
Forward foreign currency contracts payable	2,737,544
Management fee payable	2,980,799
Professional fees payable	388,608
Interest expense payable	209,034
Accounting and administration fees payable	54,792
Board of Managers' fees payable	31,250
Custodian fees payable	18,041
Other payable	14,914

Total Liabilities	$33,896,470

Commitments and contingencies (See Note 10)

Members' Equity	$1,435,923,771

Members' Equity consists of:
Members' Equity Paid-in	$1,007,267,021
Accumulated net investment income	45,785,301
Accumulated net realized gain on investments, forward foreign currency contracts and foreign currency translation	228,604,605
Accumulated net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	154,266,844

Total Members' Equity	$1,435,923,771

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Operations –
For the Six Months Ended September 30, 2015 (Unaudited)

Investment Income
Dividends (net of $41,595 withholding tax)	$2,486,801
Interest	11,036,144
Transaction fee income	508,527
Other income	139,919

Total Investment Income	14,171,391

Operating Expenses
Management fee	8,420,795
Professional fees	369,305
Accounting and administration fees	312,561
Board of Managers' fees	62,500
Insurance expense	61,613
Custodian fees	60,729
Interest expense	33,894
Other expenses	262,050

Net Expenses	9,583,446

Net Investment Income	4,587,944

Net Realized Gain and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency
Net realized gain from investments	40,829,270
Net realized gain on forward foreign currency contracts	7,417,222
Net realized gain distributions from primary and secondary investments	30,532,456
Net change in accumulated unrealized appreciation (depreciation) on:
Investments	229,086
Foreign currency translation	310,824
Forward foreign currency contracts	(10,312,242)

Net Realized Gain and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency	69,006,616

Net Increase in Members’ Equity From Operations	$73,594,560

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statements of Changes in Members’ Equity –
For the Periods Ended March 31, 2015 and September 30, 2015 (Unaudited)

	Adviser’s Equity	Members’ Equity	Total Members’ Equity
Members’ Equity at March 31, 2014*	$2,717,146	$944,016,542	$946,733,688
Capital contributions	—	235,060,762	235,060,762
Capital tenders	(11,616,383)	(95,005,222)	(106,621,605)
Net investment income	—	12,415,143	12,415,143
Net realized gain from investments	—	10,001,837	10,001,837
Net realized loss on forward foreign currency contracts	—	9,680,395	9,680,395
Net realized gain distributions from primary and secondary investments	—	54,954,030	54,954,030
Net change in accumulated unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	—	52,085,473	52,085,473
Adviser's Incentive Allocation from April 1, 2014 to March 31, 2015	13,915,947	(13,915,947)	—

Members' Equity at March 31, 2015	$5,016,710	$1,209,293,013	$1,214,309,723

Capital contributions	—	202,763,761	202,763,761
Capital tenders	(9,556,560)	(45,187,713)	(54,744,273)
Net investment income	—	4,587,944	4,587,944
Net realized gain from investments	—	40,829,270	40,829,270
Net realized gain on forward foreign currency contracts	—	7,417,222	7,417,222
Net realized gain distributions from primary and secondary investments	—	30,532,456	30,532,456
Net change in accumulated unrealized depreciation on investments, forward foreign currency contracts and foreign currency translation	—	(9,772,332)	(9,772,332)
Adviser's Incentive Allocation from April 1, 2015 to September 30, 2015	7,357,458	(7,357,458)	—

Members' Equity at September 30, 2015	$2,817,608	$1,433,106,163	$1,435,923,771

*	The item includes a correction of the misstatement for the year ended March 31, 2014. Refer to Note 11 in the Notes to Consolidated Financial Statements.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Cash Flows –
For the Six Months Ended September 30, 2015 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Members' Equity from Operations	$73,594,560
Adjustments to reconcile Net Increase in Members' Equity from Operations to net cash used in operating activities:
Net change in accumulated unrealized depreciation on investments, forward foreign currency contracts and foreign currency translation	9,772,332
Net realized gain from investments, forward foreign currency contracts and foreign currency translation	(78,778,948)
Purchases of Private Equity Investments	(212,735,471)
Distributions received from Private Equity Investments	140,570,333
Sales of common stocks	2,116,543
Net (purchases) sales of short-term investments	(104,997,010)
Net realized gain on forward foreign currency contracts	7,417,222
Net realized gain distributions from primary and secondary investments	30,532,456
Increase in interest receivable	(273,941)
Increase in dividends receivable	(636,856)
Decrease in prepaid assets	61,613
Decrease in investment purchases payable	(417,016)
Increase in management fee payable	515,498
Decrease in professional fees payable	(301,145)
Increase in interest expense payable	33,894
Decrease in accounting and administration fees payable	(88,604)
Increase in custodian fees payable	1,353
Increase in other payable	4,899
Net Cash Used in Operating Activities	(133,608,288)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' capital contributions	202,763,761
Distributions for Members' capital tenders	(35,713,049)
Net Cash Provided by Financing Activities	167,050,712

Net change in cash and cash equivalents	33,442,424

Effect of exchange rate changes on cash	310,824

Cash and cash equivalents at beginning of period	47,725,511
Cash and cash equivalents at End of Period	$81,478,759

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights

	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31, 2015	Year Ended March 31, 2014		Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Total Return Before Incentive Allocation(1)	5.71	%(3)	13.44%	15.24	%*	11.20%	9.11%	11.08%

Total Return After Incentive Allocation(1)	5.29	%(3)	12.35%	13.92	%*	10.21%	8.33%	9.95%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	$1,435,924		$1,214,310	$946,734	*	$657,514	$384,488	$166,326

Net investment income (loss) to average net assets before Incentive Allocation	0.69	%(4)	1.15%	2.21	%*	1.48%	1.17%	(0.06)%
Ratio of gross expenses to average net assets, excluding Incentive Allocation(2)	1.45	%(4)	1.52%	1.68%		1.65%	1.63%	2.20%
Incentive Allocation to average net assets	0.56	%(3)	1.29%	1.43	%*	1.07%	0.86%	1.86%
Ratio of gross expenses and Incentive Allocation to average net assets(2)	2.01	%(4)(5)	2.81%	3.11	%*	2.72%	2.49%	4.06%
Expense waivers to average net assets	0.00	%(4)	0.00%	0.00%		0.00%	0.00%	(0.02)%
Ratio of net expenses and Incentive Allocation to average net assets	2.01	%(4)(5)	2.81%	3.11	%*	2.72%	2.49%	4.04%
Ratio of net expenses to average net assets, excluding Incentive Allocation	1.45	%(4)(5)	1.52%	1.68%		1.65%	1.63%	2.18%

Portfolio Turnover	14.19	%(3)	18.25%	26.84	%*	15.47%	8.39%	5.71%

*	The item includes a correction due to the misstatement for the year ended March 31, 2014. Refer to Note 11 in the Notes to the Consolidated Financial Statements.

(1)

Total investment return reflects the changes in net asset value based on the effects of the performance of the Master Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period.

(2)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(3)	Not annualized.

(4)	Annualized.

(5)	The Incentive Allocation and/or organizational expenses are not annualized.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2015 (Unaudited)

1. Organization

Partners Group Private Equity (Master Fund), LLC (the “Master Fund”) was organized as a limited liability company under the laws of the State of Delaware on August 4, 2008 and commenced operations on July 1, 2009. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. A board of managers (the “Board” or “Managers”) has overall responsibility for the management and supervision of the business operations of the Master Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, any committee of the Board, or the Adviser. The objective of the Master Fund is to seek attractive long-term capital appreciation by investing in a diversified portfolio of private equity investments. The Master Fund may make investments through its wholly-owned subsidiary, Partners Group Private Equity (Subholding), LLC (the “Subsidiary”). The Board has oversight responsibility for the Master Fund’s investment in the Subsidiary and the Master Fund’s role as sole member of the Subsidiary.

The Master Fund is a master investment portfolio in a master-feeder structure. Partners Group Private Equity, LLC, Partners Group Private Equity (Institutional), LLC, Partners Group Private Equity (TEI), LLC, and Partners Group Private Equity (Institutional TEI), LLC, (collectively “the Feeder Funds”) invest substantially all of their assets, directly or indirectly, in the limited liability company interests (“Interests”) of the Master Fund and become members, directly or indirectly, of the Master Fund (“Members”).

2. Significant Accounting Policies

The Master Fund is an investment company. Accordingly, these financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the consolidated financial statements.

a. Basis of Accounting

The Master Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

Investments held by the Master Fund include direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

The Master Fund estimates the fair value of its Private Equity Investments in conformity with U.S. GAAP. The Master Fund’s valuation procedures (the “Valuation Procedures”), which have been approved by the Board, require evaluation of all relevant factors available at the time the Master Fund values its investments. The inputs or methodologies used for valuing the Master Fund’s Private Equity Investments are not necessarily an indication of the risk associated with investing in those investments.

Direct Investments

In assessing the fair value of non-traded Direct Investments, the Master Fund uses a variety of methods such as the latest round of financing, earnings and multiple analysis, discounted cash flow and third party valuation, and makes assumptions that are based on market conditions existing at the end of each reporting period. Quoted market prices or dealer quotes for certain similar instruments are used for long-term debt investments where appropriate. Other techniques, such as option pricing models and estimated discounted value of future cash flows, are used to determine fair value for the remaining financial instruments.

Private Equity Fund Investments

The fair values of Private Equity Fund Investments determined by the Adviser in accordance with the Valuation Procedures are estimates. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Private Equity Fund Investments. Ordinarily, the fair value of a Private Equity Fund Investment is based on the net asset value of that Private Equity Fund Investment reported by its investment manager. If the Adviser determines that the most recent net asset value reported by the investment manager of a Private Equity Fund Investment does not represent fair value or if the manager of a Private Equity Fund Investment fails to report a net asset value to the Master Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. In making that determination, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such Private Equity Fund Investment at the net asset value last reported by its

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2015 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Valuation of Investments (continued)

investment manager, or whether to adjust such value to reflect a premium or discount to such net asset value. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Daily Traded Investments

The Master Fund values investments traded (1) on one or more of the U.S. national securities exchanges or the OTC Bulletin Board, at their last sales price, or (2) on NASDAQ at the NASDAQ Official Closing Price, at the close of trading on the exchanges or markets where such securities are traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Securities traded on a foreign securities exchange generally are valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. Dollars at the current exchange rate provided by a recognized pricing service.

Investments for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Adviser not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of 60 days or less are valued by the Adviser at amortized cost.

c. Cash and Cash Equivalents

Pending investment in Private Equity Investments and in order to maintain liquidity, the Master Fund holds cash, including amounts held in foreign currency and short-term interest bearing deposit accounts. At times, those amounts may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

d. Foreign Currency Translation

The books and records of the Master Fund are maintained in U.S. Dollars. Generally, assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at the transaction date exchange rates. As of September 30, 2015 the Master Fund has 54 investments denominated in Euros, seven investments denominated in British Pounds, two investments denominated in Australian Dollars, two investments denominated in Norwegian Kronor, two investments denominated in Swiss Francs, one investment denominated in Brazilian Real, one investment denominated in Canadian Dollars, one investment denominated in Hong Kong Dollars, one investment denominated in Japanese Yen and one investment denominated in Swedish Kronor. The Master Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from changes in fair values of the investments during the period.

e. Forward Foreign Currency Exchange Contracts

The Master Fund may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Master Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Master Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Master Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the six month period ended September 30, 2015, the Master Fund entered into four long/short forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Operations, the Master Fund had $7,417,222 in net realized gains, and a $10,312,242 change in net unrealized depreciation on forward foreign currency exchange contracts.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2015 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

e. Forward Foreign Currency Exchange Contracts (continued)

At September 30, 2015, the Master Fund had two outstanding long/short forward foreign currency exchange contracts:

		Contract Amount
Settlement Date	Currency	Buy	Sell	Value	Unrealized Appreciation (Depreciation)	Counterparty
October 22, 2015	Euro (€)	$49,579,694	€45,600,000	$50,905,761	$(1,326,066)	Merrill Lynch
October 22, 2015	Euro (€)	$54,406,250	€50,000,000	$55,817,728	$(1,411,478)	Merrill Lynch

f. Investment Income

The Master Fund records distributions of cash or in-kind securities from a Private Equity Investment at fair value based on the information contained in distribution notices provided to the Master Fund by the Private Equity Investment when distributions are received. Thus, the Master Fund would recognize within the Consolidated Statement of Operations its share of realized gains or (losses) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distributions from Private Equity Investments. Unrealized appreciation/depreciation on investments within the Consolidated Statement of Operations includes the Master Fund’s share of unrealized gains and losses, realized undistributed gains/losses, and the Master Fund’s share of undistributed net investment income or (loss) from Private Equity Investments for the relevant period.

g. Master Fund Expenses

The Master Fund bears all expenses incurred in the business of the Master Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; fees of the Managers; and expenses of meetings of the Board.

h. Costs Relating to Purchases of Secondary Investments

Costs relating to purchases of secondary investments consist of imputed expenses relating to the amortization of deferred payments on investments purchased in secondary transactions. Such expenses are recognized on a monthly basis until the due date of a deferred payment. At due date the net present value of such payment equals the notional amount due to the respective counterparty.

i. Income Taxes

For U.S. federal income tax purposes, the Master Fund is treated as a partnership, and each Member of the Master Fund is treated as the owner of its allocated share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Master Fund. Accordingly, no U.S. federal, state or local income taxes are paid by the Master Fund on the income or gains of the Master Fund since the Members are individually liable for the taxes on their allocated share of such income or gains of the Master Fund. The Adviser determines whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the consolidated financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2015, the tax years from the year 2011 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

j. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in capital from operations during the reporting period. Actual results can differ from those estimates.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2015 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

k. Consolidated Financial Statements

The Consolidated Schedule of Investments, Statement of Assets, Liabilities and Members’ Equity, Statement of Operations, Statement of Changes in Members’ Equity, Statement of Cash Flows and Financial Highlights of the Master Fund include the accounts of the Subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

l. Disclosures about Offsetting Assets and Liabilities

The Master Fund is subject to Financial Accounting Standards Board’s (“FASB”) Disclosures about Offsetting Assets and Liabilities which requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

For financial reporting purposes, the Master Fund does not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Consolidated Statement of Assets, Liabilities and Members’ Equity. The Master Fund has adopted the new disclosure requirements on offsetting in the following table:

The following table presents the Master Fund’s derivative assets by type, net of amounts available for offset under a MNA and net of the related collateral received by the Master Fund as of September 30, 2015:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Collateral Pledged	Net Amount [1]
Merrill Lynch	$(1,326,066)	$—	$—	$—	$(1,326,066)
Merrill Lynch	$(1,411,478)	$—	$—	$—	$(1,411,478)

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

m. Recently Issued Accounting Pronouncement

In February 2015, FASB issued Accounting Standards Update (“ASU”) 2015-02, Amendments to the Consolidation Analysis (Topic 810). ASU 2015-02 modifies the evaluation of whether limited partnerships and similar legal entities are variable interest entities (“VIE”) or voting interest entities, eliminates the presumption that a general partner should consolidate a limited partnership, affects the consolidation analysis of reporting entities that are involved with VIE’s, and provides other updates on guidance regarding consolidation. ASU 2015-02 is effective for fiscal years beginning after December 15, 2016. Management is currently evaluating the implications of ASU 2015-02 and its impact on the financial statements and disclosures.

In May 2015, FASB issued ASU 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying ASC 946 Financial Services – Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at net asset value are no longer included in the fair value hierarchy. ASU 2015-7 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-7 and its impact on the financial statements and disclosures.

3. Fair Value Measurements

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2015 (Unaudited) (continued)

3. Fair Value Measurements (continued)

Valuation of Investments

●

Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day. The Master Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Master Fund holds a large position and a sale could reasonably impact the quoted price.

●

Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●

Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category generally include equity investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the company operates, comparable market transactions, company performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, as well as discounted cash flow analysis. The following table presents the Master Fund’s investments at September 30, 2015 measured at fair value. Due to the inherent uncertainty of valuations, estimated values may materially differ from the values that would have been used had a ready market for the securities existed.

Investments	Level 1	Level 2	Level 3	Total
Direct Investments:
Direct Equity Investments	$2,448,069	$19,171,553	$355,916,595	$377,536,217
Direct Debt Investments	—	—	255,221,823	255,221,823
Total Direct Investments*	$2,448,069	$19,171,553	$611,138,418	$632,758,040
Secondary Investments*	—	—	316,781,717	316,781,717
Primary Investments*	—	—	111,691,473	111,691,473
Common Stocks	63,172	—	—	63,172
Short-Term Investments	324,991,393	—	—	324,991,393
Total Investments	$327,502,634	$19,171,553	$1,039,611,608	$1,386,285,795

Other Financial Instruments
Forward Foreign Currency Exchange Contracts**	$(2,737,544)	$—	$—	$(2,737,544)
Total Forward Foreign Currency Exchange Contracts	$(2,737,544)	$—	$—	$(2,737,544)

*	The terms “Direct Investments”, “Primary Investments” and “Secondary Investments” are defined in Note 2.b.

**	Forward Foreign Currency Exchange Contracts are detailed in Note 2.e.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2015 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a reconciliation of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2015	Realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net transfers in or out of Level 3	Balance as of September 30, 2015
Direct Investments:
Direct Equity Investments	$339,844,108	$37,980,128	$13,083,187	$50,968,593	$(64,339,799)	$(21,619,622)	$355,916,595
Direct Debt Investments	186,329,741	—	2,663,203	108,980,587	(42,751,708)	—	255,221,823
Total Direct Investments*	$526,173,849	$37,980,128	$15,746,390	$159,949,180	$(107,091,507)	$(21,619,622)	$611,138,418
Secondary Investments*	328,970,784	726,199	(18,479,997)	32,228,135	(26,663,404)	—	316,781,717
Primary Investments*	95,045,961	—	2,902,778	20,558,156	(6,815,422)	—	111,691,473
Total	$950,190,594	$38,706,327	$169,171	$212,735,471	$(140,570,333)	$(21,619,622)	$1,039,611,608

*	The terms “Direct Investments”, “Primary Investments” and “Secondary Investments” are defined in Note 2.b.

The amount of the net change in unrealized depreciation for the six month period ended September 30, 2015 relating to investments in Level 3 assets still held at September 30, 2015 is $289,976, which is included as a component of net change in accumulated unrealized appreciation on investments on the Consolidated Statement of Operations.

The Valuation Procedures are implemented by the Adviser and the Master Fund’s third party administrator, both of which report to the Board. For third-party information, the Master Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Master Fund. The Adviser employs valuation techniques for Private Equity Investments held by the Master Fund, which include discounted cash flow methods and market comparables. The Adviser has established a committee (the “Valuation Committee”) to oversee the valuation of the Master Fund’s investments pursuant to the Valuation Procedures. The Adviser and one or more of its affiliates may act as investment advisers to clients other than the Master Fund that hold Private Equity Investments held by the Master Fund. In such cases, the Valuation Committee may value such Private Equity Investments in consultation with its affiliates. Valuation determinations by the Adviser and its affiliates for a Private Equity Investment held by other clients may result in different values than those ascribed to the same Private Equity Investment held by the Master Fund. This situation can arise in particular when reconciling fair valuation differences between U.S. GAAP and accounting standards applicable to such other clients.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2015 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser’s Valuation Committee for Level 3 Fair Value Measurements for investments held as of September 30, 2015:

Type of Security	Fair Value at 9/30/2015 (000’s)	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity Investments	$308,356	Market comparable companies	Enterprise Value to EBITDA multiple	4.74 x – 15.00 x(10.49x)
	434	Discounted cash flow	Discount factor	20.00% – 20.00% (20.00%)
	1,689	Third party valuation	Valuation appraisal	n/a – n/a (n/a)
	502	Market comparable companies	Price to Book ratio	0.97 x – 0.97 x(0.97x)
	3,390	Market comparable companies	Enterprise Value to Sales multiple	3.00 x – 3.00 x(3.00x)
	14,845	Exit price	Recent transaction price	n/a - n/a (n/a)
	26,700	Recent financing	Recent transaction price	n/a - n/a (n/a)
Direct Debt Investments	$8,944	Market comparable companies	Enterprise Value to EBITDA multiple	11.00 x – 11.00 x(11.00x)
	70,174	Discounted cash flow	Discount factor	6.77% – 14.14% (11.99%)
	146,153	Quoted debt	Quoted debt	n/a - n/a (n/a)
	29,951	Recent financing	Recent transaction price	n/a - n/a (n/a)

Level 3 Direct Equity Investments valued by using an unobservable input factor are directly affected by a change in that factor. For Level 3 Direct Debt Investments, the Master Fund arrives at a fair value through the use of an earnings and multiples analysis and a discounted cash flows analysis which consider credit risk and interest rate risk of the particular investment. Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

4. Allocation of Members’ Capital

Net profits or net losses of the Master Fund for each Allocation Period (as defined below) are allocated among and credited to or debited against the capital accounts of the Members. Each “Allocation Period” is a period that begins on the day after the last day of the preceding Allocation Period and ends at the close of business on the first to occur thereafter of: (1) the last day of a calendar month, (2) the last day of a taxable year, (3) the day preceding a day on which newly issued Interests are purchased by Members, (4) a day on which Interests are repurchased by the Master Fund pursuant to tenders of Interests by Members or (5) a day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2015 (Unaudited) (continued)

5. Subscription and Repurchase of Members’ Interests

Interests are generally offered for purchase by Members as of the first day of each calendar month, except that Interests may be offered more or less frequently as determined by the Board in its sole discretion.

The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase Interests from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase Interests, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Board that, under normal circumstances, the Master Fund conduct repurchase offers of no more than 5% of the Master Fund’s net assets quarterly on or about each January 1st, April 1st, July 1st and October 1st. At the present time, the Master Fund does not intend to distribute to the Members any of the Master Fund’s income, but instead expects to reinvest substantially all income and gains allocable to the Members.

6. Management Fees, Incentive Allocation, and Fees and Expenses of Managers

The Adviser is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Master Fund (the “Investment Management Agreement”). Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Master Fund’s investment program. In consideration for such services, the Master Fund pays the Adviser a monthly management fee equal to 1/12th of 1.25% (1.25% on an annualized basis) of the greater of (i) the Master Fund’s net asset value and (ii) the Master Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Master Fund that have not yet been drawn for investment. In no event will the Investment Management Fee exceed 1.50% as a percentage of the Master Fund’s net asset value.

In addition, at the end of each calendar quarter (and at certain other times), an amount (the “Incentive Allocation”) equal to 10% of the excess, if any, of (i) the allocable share of the net profits of the Master Fund for the relevant period of each Member over (ii) the then balance, if any, of that Member’s Loss Recovery Account (as defined below) is debited from such Member’s capital account and credited to a capital account of the Adviser (or, to the extent permitted by applicable law, of an affiliate of the Adviser) in the Master Fund (the “Incentive Allocation Account”). The Incentive Allocation Account is maintained solely for the purpose of allocating the Incentive Allocation among the Members and thus, the Incentive Allocation Account does not participate in the net profits or losses of the Master Fund.

The Master Fund maintains a memorandum account for each Member (each, a “Loss Recovery Account”). Each Member’s Loss Recovery Account has an initial balance of zero and is (i) increased upon the close of each Allocation Period by the amount of the relevant Member’s allocable share of the net losses of the Master Fund for the Allocation Period, and (ii) decreased (but not below zero) upon the close of such Allocation Period by the amount of such Member’s allocable share of the net profits of the Master Fund for the Allocation Period. The Incentive Allocation is calculated, charged to each Member and credited to the Incentive Allocation Account as of the end of each Allocation Period. The Allocation Period for a Member whose Interest is repurchased or is transferred in part is treated as ending only for the portion of Interests so repurchased or transferred. In addition, only the net profits of the Master Fund, if any, and the balance of the Loss Recovery Account attributable to the portion of the Interest being repurchased or transferred (based on the Member’s capital account amount being so repurchased or transferred) is taken into account in determining the Incentive Allocation for the Allocation Period then ending. The Member’s Loss Recovery Account is not adjusted for such Member’s allocable share of the net losses of the Master Fund, if any, for the Allocation Period then ending that are attributable to the portion of the Interest so repurchased or transferred. For the six month period ended September 30, 2015 an aggregate Incentive Allocation of $7,357,458 was credited to the Incentive Allocation Account.

Effective January 1, 2015, the Master Fund will pay each Manager a fee of $35,000 per year. Prior to January 1, 2015, the Master Fund only paid such fee to each Manager who was not an “interested person” of the Master Fund, as defined by the 1940 Act (each an “Independent Manager”), a fee of $35,000 per year. In addition, the Master Fund pays an additional fee of $10,000 per year to the Chairman of the Board and to the Chairman of the audit committee of the Board, each of whom is an Independent Manager. Each Manager is reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred in performing his duties.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2015 (Unaudited) (continued)

7. Accounting and Administration Agreement

UMB Fund Services, Inc. (the “Administrator”) serves as administrator and accounting agent to the Master Fund and provides certain accounting, record keeping and investor related services. For these services the Administrator receives a fixed monthly fee, based upon average net assets, fees on portfolio transactions, as well as reasonable out of pocket expenses. For the six month period ended September 30, 2015, the Master Fund paid $312,561 in administration and accounting fees.

8. Investment Transactions

Total purchases of Private Equity Investments for the six month period ended September 30, 2015 amounted to $212,735,471. Total distribution proceeds from sale, redemption, or other disposition of Private Equity Investments for the six month period ended September 30, 2015 amounted to $140,570,333. The cost of investments in Private Equity Investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such Private Equity Investments. The Master Fund relies upon actual and estimated tax information provided by the managers of the Private Equity Investments as to the amounts of taxable income allocated to the Master Fund as of September 30, 2015.

9. Indemnification

In the normal course of business, the Master Fund may enter into contracts that provide general indemnification. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

10. Commitments

As of September 30, 2015, the Master Fund had contributed 83.61% or $1,356,678,720 of the total of $1,622,557,490 of its capital commitments to its Private Equity Investments. With respect to its (i) Direct Investments it had contributed $840,834,352 of $835,319,073 in total commitments, (ii) Secondary debt Investments it had contributed $406,283,830 of $554,456,211 in total commitments, and (iii) Primary debt Investments it had contributed $109,560,538 of $232,782,206 in total commitments, in each case, as of September 30, 2015.

11. Correction of an Error

During 2015, the Adviser discovered an error relating to the overstatement in the valuation of one of the Fund’s Secondary Investments included in the prior year financial statements. The error impacted the Private Equity Investments by $6,381,225, reduced management fees by $24,616 and resulted in an over allocation of Incentive Allocation to the Adviser of $635,661, and as a result of the allocation, the Master Fund over accrued capital tenders to the Adviser of $640,107. The Adviser evaluated the impact of the errors and concluded that they were not material to the 2014 financial statements taken as a whole. However, the Master Fund’s management elected to revise the 2014 financial statements in order to properly present the amounts in the correct period. As the prior period financial statements are not presented herein, an adjustment to the 2014 members’ equity in the amount of $5,716,503 has been recorded to reflect the impact of the errors.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2015 (Unaudited) (continued)

11. Correction of an Error (continued)

The Master Fund’s Financial Highlights were impacted by the error as follows:

	Year Ended March 31, 2014 (As Presented)	Year Ended March 31, 2014 (Revised)
Total Return Before Incentive Allocation	15.94%	15.24%
Total Return After Incentive Allocation	14.55%	13.92%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	$952,450	$946,734
Net investment income (loss) to average net assets before Incentive Allocation	2.20%	2.21%
Incentive Allocation to average net assets	1.50%	1.43%
Ratio of gross expenses and Incentive Allocation to average net assets	3.18%	3.11%
Ratio of net expenses and Incentive Allocation to average net assets	3.18%	3.11%
Portfolio Turnover	26.77%	26.84%

Note that the impact of the error on the Financial Highlights ratios has been disclosed in the Master Fund’s Consolidated Financial Highlights.

12. Risk Factors

An investment in the Master Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund invests substantially all of its available capital in Private Equity Investments. These investments are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Master Fund may have a concentration of investments in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner. Private Equity Fund Investments are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Private Equity Fund Investments.

Interests in the Master Fund provide limited liquidity because Members will not be able to redeem Interests on a daily basis because the Master Fund is a closed-end fund. Therefore investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Interests and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

13. Subsequent Events

Management has evaluated the impact of all subsequent events on the Master Fund and has determined that there were no subsequent events that require disclosure in the consolidated financial statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited)

Proxy Voting

The Master Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Master Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-877-748-7209 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)             The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)            There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable to semi-annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)  Not applicable.

(b)      Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Partners Group Private Equity, LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date	December 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date	December 4, 2015

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date	December 4, 2015

* Print the name and title of each signing officer under his or her signature.